CONCENTRATIONS OF BUSINESS AND CREDIT RISK	12 Months Ended
Dec. 31, 2023
CONCENTRATIONS OF BUSINESS AND CREDIT RISK
CONCENTRATIONS OF BUSINESS AND CREDIT RISK

3.CONCENTRATIONS OF BUSINESS AND CREDIT RISK

The Company maintains cash balances at its physical locations, which are not currently insured, and with various U.S. banks and credit unions with balances in excess of the Federal Deposit Insurance Corporation and National Credit Union Share Insurance Fund limits, respectively. The failure of a bank or credit union where the Company has significant deposits could result in a loss of a portion of such cash balances in excess of the insured limit, which could materially and adversely affect the Company’s business, financial condition and results of operations. As of December 31, 2023 and 2022, the Company has not experienced any losses with regards to its cash balances.

The Company provides certain credit terms in the normal course of business to customers located throughout California. The Company performs ongoing credit evaluations of its customers and maintains allowances for doubtful accounts based on factors surrounding the credit risk of specific customers, historical and projected trends, and other information. There were one (2023) and two (2022) customer(s) for the year ended December 31, 2023 and 2022, respectively, that comprised 21% and 32%, respectively, of the Company’s revenues. As of December 31, 2023 and 2022, these same customers had a balance due to the Company of $722,514 and $5,240,179, respectively.